Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.0%
6,623	iShares Core S&P 500 ETF	$ 2,323,149	13.5
6,900	iShares Core S&P Small-Cap ETF	510,393	3.0
2,467	iShares Russell Mid-Cap Growth ETF	433,107	2.5
740	Vanguard Russell 1000 Growth ETF	173,367	1.0
3,182	Vanguard Value ETF	342,479	2.0

	Total Exchange-Traded Funds
	(Cost $3,280,389)	3,782,495	22.0

MUTUAL FUNDS: 78.0%
	Affiliated Investment Companies: 53.4%
48,458	Voya Intermediate Bond Fund - Class P3	520,921	3.0
24,033	Voya Large Cap Growth Fund - Class P3	1,431,424	8.3
98,937	Voya Large Cap Value Fund - Class P3	1,152,615	6.7
88,857	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,188,018	6.9
221,537	Voya Multi-Manager International Equity Fund - Class P3	2,651,800	15.5
151,771	Voya Multi-Manager International Factors Fund - Class P3	1,460,033	8.5
49,400	Voya Multi-Manager Mid Cap Value Fund - Class P3	426,818	2.5
24,764	Voya Small Company Fund - Class P3	341,497	2.0
		9,173,126	53.4

	Unaffiliated Investment Companies: 24.6%
108,712	TIAA-CREF S&P 500 Index Fund - Class I	4,220,197	24.6

	Total Mutual Funds
	(Cost $11,860,347)	13,393,323	78.0

	Total Investments in Securities (Cost $15,140,736)	$ 17,175,818	100.0
	Assets in Excess of Other Liabilities	2,554	0.0
	Net Assets	$ 17,178,372	100.0

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,782,495	$–	$–	$3,782,495
Mutual Funds	13,393,323	–	–	13,393,323
Total Investments, at fair value	$17,175,818	$–	$–	$17,175,818

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2020, where the following issuers were considered an affiliate:

	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 8/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Intermediate Bond Fund - Class P3	$404,340	$431,291	$(313,991)	$(719)	$520,921	$4,061	$8,975	$-
Voya Large Cap Growth Fund - Class P3	1,161,380	183,038	(112,510)	199,516	1,431,424	-	19,709	-
Voya Large Cap Value Fund - Class P3	930,880	180,613	(33,391)	74,513	1,152,615	4,997	(859)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	840,118	257,316	(76,186)	166,770	1,188,018	-	3,996	-
Voya Multi-Manager International Equity Fund - Class P3	2,206,563	259,610	(142,283)	327,910	2,651,800	-	8,416	-
Voya Multi-Manager International Factors Fund - Class P3	1,194,521	158,324	(48,006)	155,194	1,460,033	-	2,464	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	352,406	53,856	(10,115)	30,671	426,818	-	(820)	-
Voya Small Company Fund - Class P3	283,945	73,667	(51,047)	34,932	341,497	-	(5,542)	-
	$7,374,153	$1,597,715	$(787,529)	$988,787	$9,173,126	$9,058	$36,339	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $15,322,182.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,061,177
Gross Unrealized Depreciation	(207,541)
Net Unrealized Appreciation	$1,853,636